Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss from continuing operations	$ (8,659)	$ (3,355)	$ (53,652)	$ (18,569)
Adjustments to reconcile net income/(loss) to net cash provided used in operations:
Depreciation, amortization and accretion	568	842	3,657	3,677
Amortization of debt discount	698	1,117	4,859	3,871
Credit loss expense	(3)		8
Share-based compensation to third parties	117
Gain (loss) on foreign currency exchange rates	64	113	(187)	288
Fair value movement of FPA Asset	483		16,642
Solis Bond waiver fee			11,232
Loss on disposal of asset	1,348		3,889
Non-cash operating lease assets	(8)	31	(299)	(1,049)
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable and other short-term receivables	(89)	2,056	4,047	(2,752)
Prepaid expenses and other assets	199	(491)	(2,776)	2,496
Accounts payable	2,155	278	3,673	(1,225)
Accrued liabilities	(3,292)	599	18,964	3,584
Operating lease liabilities	(48)	(11)	381	1,034
Payable to affiliate	1,039
Net Cash provided by (used in) Operating Activities	(5,428)	1,179	10,438	(8,645)
Net Cash provided by (used in) Operating Activities - Discontinued Operations	(2,085)	(805)	2,774	1,255
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,486)	(124)	(4,737)	(1,154)
Sales of property and equipment	67,540	107	17,364
Capitalized Cost	(228)	(241)	(5,857)	(655)
Construction in Process	(340)	(770)	(7,445)	(3,164)
Net Cash provided by (used in) Investing Activities	65,486	(1,028)	(675)	(4,973)
Net Cash provided by (used in) Investing Activities - Discontinued Operations	0	(52)	(83)	(12,429)
Cash Flows from Financing Activities:
Proceeds from debt	1,109	1,396	15,468	23,961
Debt Issuance Cost	(315)	(130)
Payments of debt principal	(77,682)		(210)
Debt Issuance Cost			292	(1,407)
Merger proceeds net of transaction costs			(500)
Repayment of shareholder loans				(9,282)
Distributions to parent		(403)	(21,908)	(29,997)
Contributions from parent	253	1,074	15,855	21,731
Net Cash provided by (used in) Financing Activities	(76,635)	1,937	8,997	5,006
Net Cash provided by (used in) Financing Activities - Discontinued Operations	(3,151)	(325)	(5,067)	7,325
Effect of exchange rate on cash	(528)	215	433	(558)
Net increase (decrease) in cash, cash equivalents and restricted cash	(22,341)	1,121	16,817	(13,019)
Cash, cash equivalents, and restricted cash beginning of the year	24,563	7,747	7,747	20,766
Cash, cash equivalents, and restricted cash end of the year	2,222	8,868	24,563	7,747
Cash Reconciliation
Cash and cash equivalents	1,381	2,090	5,403	1,149
Restricted cash	841	6,778	19,161	6,598
Cash, cash equivalents, and restricted cash end of the year	2,222	8,868	24,564	7,747
Non-cash financing activities:
Shares issued for settlement of debt	9,836
Shares issued for conversion of debt	1,029
Shares issued for stock compensation to third parties	117
Cash paid during the period for:
Interest (net of capitalized interest )	5,287	1,920	7,321	3,828
Taxes	526	777	2,488	2,015
Previously Reported
Cash Flows from Financing Activities:
Cash, cash equivalents, and restricted cash beginning of the year	$ 24,564	$ 7,747	7,747
Cash, cash equivalents, and restricted cash end of the year			$ 24,564	$ 7,747